DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details Textual) - USD ($)	Sep. 30, 2015	Jun. 30, 2015
Derivative Instruments And Hedging Activities [Line Items]
Class of Warrant or Right, Outstanding	7,379,158
Share Price	$ 0.0289	$ 0.0899
Repricing option [Member]
Derivative Instruments And Hedging Activities [Line Items]
Convertible Debt	$ 555,000	$ 335,000
Variable conversion pricing [Member]
Derivative Instruments And Hedging Activities [Line Items]
Class of Warrant or Right, Outstanding	3,000,000	3,000,000
Convertible Debt	$ 87,500	$ 87,500